Segment Information - Narrative (Details) € in Millions				3 Months Ended	8 Months Ended	12 Months Ended
	Jan. 13, 2021 EUR (€)	Jun. 08, 2020 EUR (€) site	May 07, 2020	Sep. 01, 2020	Aug. 31, 2021	Aug. 31, 2021
Telefónica Germany GmbH & Co. OHG
Disclosure of subsidiaries [line items]
Number of sites transferred | site		10,100
Proceeds from transfer of sites | €		€ 1,500
Proportion of sites transferred (as a percent)				60.00%
Telefónica Germany GmbH & Co. OHG | Other disposals of assets
Disclosure of subsidiaries [line items]
Proportion of sites to be transferred (as a percent)					40.00%	40.00%
Telefonica Germany Mobilfunk Standortgesellschaft mbH
Disclosure of subsidiaries [line items]
Number of sites owned | site		6,000
Telxius Telecom, S.A. | Other disposals of assets
Disclosure of subsidiaries [line items]
Revenue from sale of telecommunication equipment | €	€ 7,700
Joint Venture with Liberty Global plc | Joint ventures where entity is venturer
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percent)			50.00%